9. SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of segment information

Corporate management defines and reviews segment profitability based on the same allocation methodology as presented in the segment data tables below:

	Quarter Ended September 30, 2014
	Ace Marketing & Promotions, Inc.	Mobiquity Networks, Inc.	Total
Revenues, net	$712,544	1,500	$714,044
Operating (loss), before interest amortization, depreciation and taxes	(891,940)	(1,067,634)	(1,959,574)
Interest income	45		45
Interest (expense)	(40,621)		(40,621)
Depreciation and amortization	(26,506)	(54,250)	(80,756)
Net Loss	(959,022)	(1,121,884)	(2,080,906)
Assets at September 30, 2014	2,041,210	694,204	2,735,414

All intersegment sales and expenses have been eliminated from the table above.

	Nine Months Ended September 30, 2014
	Ace Marketing & Promotions, Inc.	Mobiquity Networks, Inc.	Total
Revenues, net	$2,155,895	117,500	$2,273,395
Operating (loss), before interest amortization, depreciation and taxes	(3,307,802)	(2,731,778)	(6,039,580)
Interest income	138		138
Interest (expense)	(64,111)		(64,111)
Depreciation and amortization	(78,170)	(165,744)	(243,914)
Net Loss	(3,449,945)	(2,897,522)	(6,347,467)
Assets at September 30, 2014	2,041,210	694,204	2,735,414

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,995,032	162,500	$3,157,532
Operating (loss)	(3,775,827)	(1,795,529)	(5,571,356)
Interest income	274	–	274
Interest (expense)	(227,094)	–	(227,094)
Depreciation and amortization	(99,860)	(189,429)	(289,289)
Net Loss	(4,102,507)	(1,984,958)	(6,087,465)
Total assets at December 31, 2013	2,287,313	941,191	3,228,504